Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Gains(Losses)on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 529,539	$ 81,178	¥ 687,370	¥ 2,054,601